Adv Inv | Spartan Short-Term Treasury Bond Index Fund
Supplement to the
Spartan® Treasury
Bond Index Funds
Investor Class and
Fidelity Advantage®
Class
April 28, 2012
Prospectus

Effective January 1, 2013, for each fund, the following information replaces the similar information under the heading "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section.

Shareholder fees (fees paid directly from your investment)	None